Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2013	2014
	$	$
Furniture, fixtures and equipment	10,631,922	11,892,101
Leasehold improvements	3,784,747	4,976,638
Buildings	766,994	763,240
Motor vehicles	1,503,273	1,806,268

Total	16,686,936	19,438,247
Accumulated depreciation	(9,659,234)	(12,279,467)

Property and equipment, net	7,027,702	7,158,780

Depreciation expenses were $2,926,149, $3,021,130 and $3,030,451 for the years ended December 31, 2012, 2013 and 2014, respectively.